Business Acquisition	12 Months Ended
Jun. 30, 2026
Business Acquisition [abstract]
Business Acquisition
5.	Business Acquisition

(a) Acquisition of Rentbuddyuk

On 29 June 2026, the Group acquired a 51% controlling equity interest in RENTBUDDYUK Limited (“Rentbuddyuk”), a company incorporated in the United Kingdom which operates a digital rent guarantor service in the UK private rental sector, for a total purchase consideration of US$5,326,840 (AUD7,754,899). The purchase consideration comprises:

●	Consideration transferred upon closing：US$4,590,000 (AUD6,529,191), settled via digital assets (USDT); and

●	Deferred subscription monies payable to Rentbuddyuk for its newly issued shares within six months of completion: US$736,840 (AUD1,070,823), which is an intra-group balance eliminated on consolidation.

Under IFRS 10 Consolidated Financial Statements, an investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Group holds a 51% voting equity interest, which provides the Group with existing substantive majority voting rights to direct the relevant activities that significantly affect Rentbuddyuk’s returns. Management evaluated the governance structure and confirmed that there are no contractual restrictions or minority protective rights that impede the Group’s ability to direct these relevant activities. Through its majority ownership, the Group is exposed to variable returns and possesses the power to affect those returns; accordingly, Rentbuddyuk is consolidated as a subsidiary from the acquisition date.

Non-controlling interest of 49% in Rentbuddyuk is presented separately in equity in the consolidated statement of financial position.

(b) Assets Acquired and Liabilities Assumed at the Acquisition Date

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed at the acquisition date (June 29, 2026):

June 29, 2026
AUD$
Identifiable assets acquired:
Tax recoverable	28,500
Intangible asset - software	92,432
Intangible asset - technology	7,890,569
Related party loans receivable[1]	6,529,191
Share capital receivable[1]	1,070,823
Total identifiable assets acquired	15,611,515

Liabilities assumed:
Trade and other payables	(170,999)
Deferred tax liabilities	(1,972,642)
Total liabilities assumed	(2,143,641)

Total identifiable net assets at acquisition date	13,467,874

Goodwill and NCI allocation:
Total consideration transferred	7,754,899
Plus: Non-controlling interest[2]	6,598,988
Less: Total identifiable net assets acquired	(13,467,874)
Less: Foreign currency translation difference[3]	(155,154)
Goodwill recognized on acquisition (Note 10)[4]	730,859

[1]	Identifiable assets acquired include receivables as follows: (i) an unsecured loan receivable from Ms. Hailing Fan with a contractual and acquisition-date fair value of US$4,590,000 (AUD$6,529,191). The amount not expected to be collected was nil, and the receivable was fully collected in USDT subsequent to June 30, 2026 (refer to Note 25(c)); and (ii) a share capital receivable from the Parent (Australian Oilseeds Holdings Limited) for newly issued shares with a contractual and acquisition-date fair value of US$736,840 (AUD$1,070,823). The amount not expected to be collected was nil. This represents deferred subscription consideration payable by the Parent within six months following closing pursuant to the Share Purchase Agreement, which is an intra-group balance eliminated on consolidation (refer to Note 5(a)).
[2]	The Group has elected to measure the non-controlling interest in Rentbuddyuk at its proportionate share of the acquiree’s identifiable net assets pursuant to IFRS 3 (proportionate share method).
[3]	Foreign currency translation difference of AUD$155,154 represents the multi-currency reconciliation between the Parent’s USD-funded consideration and the Rentbuddyuk’s GBP identifiable net assets at acquisition, recognized directly within equity reserves.
[4]	Goodwill recognized on the acquisition primarily reflects the digital rent guarantor operational workflows and customer acquisition channels in the UK private rental sector, as well as expected commercial and operational synergies with the Group’s continuing technology platforms.

(c)	Impact on Group Results

As the acquisition was completed on the last business day of the financial year, the contribution of Rentbuddyuk to the Group’s revenue and profit for the year ended 30 June 2026 was immaterial. RentBuddyUK was incorporated on 26 January 2026 and had not commenced active commercial revenue-generating operations as of 30 June 2026. Had the acquisition occurred on 1 July 2025 (or its date of incorporation), pro forma consolidated revenue for the year ended 30 June 2026 would have been unchanged at AUD$1,179,071, and consolidated loss for the year would have increased by approximately AUD$49,797, which does not represent a material difference.